DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Due To Related Parties [Abstract]
Due To Related Parties [Text Block]
19	DUE TO RELATED PARTIES

Due to related parties consists of the following:

	December 31,	December 31,
	2011	2010

Chen Zhi (a)	$712,615	$393,384
Chen Min (a)	78,140	50,081
Hong Peifeng (a)	205,748	600,583
Wang Jingfeng (a)	78,140	50,081
Zhang Tiezhu (a)	418,578	204,446
Michael W. Zhang (a)	78,140	50,081
Shenzhen Zhongke Hongyi Venture Investment	2,070,807	2,123,703
Management Co., Ltd. (b)
Topbig International Development Ltd. (c)	24,772	23,848
Fujian ShiFang Digital Technology Co., Ltd. (c)	821	8,957
Fuzhou Development Zone Xuanye Industry & Trade Co., Ltd. (d)	48,893	47,069
Fujian JinDi Mining Co., Ltd. (c)	1,526	1,469
Fujian Lanting Network Technology Holding Co., Ltd. (e)	10,777,013	-
Key management of the Group	212,981	12,148

	$14,708,174	$3,565,850

(a)	All are directors of the Company.
(b)	The company is controlled by a director of the Company.
(c)	Chen Zhi is the beneficial owner of these companies.
(d)	The company is controlled by a close family member of a director of the Company.
(e)	The advance from a non-controlling shareholder of a subsidiary which is unsecured, interest-free, without fixed repayment term and repayable upon mutual agreement between the Group and the non-controlling shareholder.

Except for (e) which is classified as non-current liabilities, the amounts due to other related parties are unsecured, interest free and repayable on demand.